FAIR VALUE MEASUREMENTS - Level 3 Fair Value Measurements Inputs (Details) - Level 3 - $ / shares			3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Mar. 10, 2021	Mar. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Exercise price	$ 11.50	$ 11.50	$ 11.50	$ 11.50	$ 11.50
Stock price	$ 9.87	$ 9.34	$ 9.91	$ 9.95	$ 9.87
Volatility	9.50%	23.00%	6.20%	2.00%	9.50%
Term (years)	6 months 14 days	5 years	3 months 14 days	3 months 14 days	6 months 14 days
Risk-free rate	1.43%		2.52%	3.01%	1.43%
Probability of completing business combination	95.00%	95.00%
Dividend yield	0.00%	0.00%	0.00%	0.00%	0.00%
Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-free rate		0.07%
Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Risk-free rate		1.10%